Net loss per share - Calculation of Net Loss per Share (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Numerator
Net loss attributable to controlling interests shareholders	$ (53,643,615)	$ (49,973,249)
Denominator
Total weighted average number of outstanding shares, basic (in shares)	7,840,707	29,361,353
Total weighted average number of outstanding shares, diluted (in shares)	7,840,707	29,361,353
Net loss per share - basic (in USD per share)	$ (6.84)	$ (1.70)
Net loss per share - diluted (in USD per share)	$ (6.84)	$ (1.70)